Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, at beginning of period		¥ 2,542,280	¥ 2,539,874
Accumulated impairment losses, at beginning of period		(2,092,137)	(2,085,499)
Goodwill, Net at beginning of period		450,143	454,375
Goodwill recognized during the six months	[1]		2,858
Foreign currency translation adjustments and other		(14,590)	(65,132)
Goodwill, at end of period		2,527,690	2,477,600
Accumulated impairment losses, at end of period		(2,092,137)	(2,085,499)
Goodwill, Net at end of period		¥ 435,553	¥ 392,101

[1]	See Note 2 for the goodwill recognized in connection with acquisitions.